Document and Entity Information - shares	6 Months Ended
	Jun. 30, 2024	Sep. 26, 2024
Cover [Abstract]
Document Type	10-Q/A
Document Quarterly Report	true
Document Period End Date	Jun. 30, 2024
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	Q2
Entity Central Index Key	0002013639
Current Fiscal Year End Date	--12-31
Document Transition Report	false
Entity File Number	333-277630
Entity Registrant Name	FB Bancorp, Inc.
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	99-1859402
Entity Address, Address Line One	353 Carondelet Street
Entity Address, City or Town	New Orleans
Entity Address, State or Province	LA
Entity Address, Postal Zip Code	70130
City Area Code	504
Local Phone Number	569-8640
Entity Interactive Data Current	Yes
Entity Current Reporting Status	No
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Shell Company	false
Entity Common Stock, Shares Outstanding		0
Amendment Flag	true
Amendment Description	FB Bancorp, Inc. (the “Company,” “we” or “us”) was incorporated on February 29, 2024, to serve as the bank holding company for Fidelity Bank (“Fidelity” or the “Bank”) upon the consummation of the Bank’s conversion from the mutual form of organization to the stock form of organization. As of June 30, 2024, the conversion had not yet been consummated and the Company had no assets or liabilities and had not conducted any business activities other than organizational activities. Accordingly, the financial statements, related notes, and other financial information included in this report relate primarily to the Bank.The unaudited financial statements and other financial information contained in this report should be read in conjunction with the audited financial statements, and related notes, of the Bank as of and for each of the years ended December 31, 2023 and 2022, contained in the Company’s definitive prospectus dated August 12, 2024, as filed with the Securities and Exchange Commission ("SEC") on August 22, 2024.